Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,450,817.8
Previously Paid Amount	0
Total Fee Amount	6,691.06
Total Offset Amount	0
Net Fee	$ 6,691.06
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A